SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2025	2024	2023

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,838)	$(14,588)	$(9,344)

Denominator:
Ordinary Share and prefunded warrants used in computing basic and diluted net loss per share (*)	647,973	138,254	76,005
Net loss per share of ordinary share, basic and diluted	$(7.47)	$(105.52)	$(122.94)

(*) All share amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).